Consolidated Income Statements - EUR (€) shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statement of Operations
Supply revenues	€ 29,924,000	€ 34,863,000
Collaboration revenues	1,082,324,000	240,786,000	€ 239,724,000
Total net revenues	1,112,248,000	275,649,000	239,724,000
Cost of sales	(29,736,000)	(34,863,000)
Research and development expenses	(459,421,000)	(335,459,000)	(241,294,000)
Sales and marketing expenses	(6,100,000)	(17,193,000)	(5,676,000)
General and administrative expenses	(147,333,000)	(117,245,000)	(128,289,000)
Impairment of the cell therapy business	(228,112,000)
Other operating income	53,493,000	40,773,000	47,272,000
Operating loss	295,039,000	(188,338,000)	(88,263,000)
Fair value adjustments and net exchange differences	(39,356,000)	95,795,000	16,252,000
Other financial income	48,051,000	91,128,000	80,249,000
Other financial expenses	(2,863,000)	(1,670,000)	(2,613,000)
Profit / (Loss) (-) before tax	300,871,000	(3,085,000)	5,625,000
Income taxes	18,621,000	1,803,000	(9,613,000)
Net loss from continuing operations	319,492,000	(1,282,000)	(3,988,000)
Net profit/(loss) (-) from discontinued operations, net of tax	1,392,000	75,364,000	215,685,000
Net profit / (loss) (-)	320,884,000	74,082,000	211,697,000
Net loss attributable to:
Owners of the parent	€ 320,884,000	€ 74,082,000	€ 211,697,000
Basic earnings per share (in EUR per share)	€ 4.87	€ 1.12	€ 3.21
Diluted earnings per share (in EUR per share).	4.87	1.12	3.21
Basic and diluted loss per share from continuing operations (in EUR per share)	4.85	(0.02)	(0.06)
Basic and Diluted loss per share from continuing operations (in EUR per share).	€ 4.85	€ (0.02)	€ (0.06)
Weighted average number of shares - Basic (in '000 shares)	65,897	65,897	65,884
Weighted average number of shares - Diluted (in '000 shares)	65,897	65,897	65,884